Taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Taxes
Federal statutory tax rate	21.00%	21.00%	21.00%
State statutory tax rate	5.75%	5.75%
Change in valuation allowance	(26.75%)	(26.75%)	(21.00%)